Note 5 - Intangible Assets, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Notes Tables
Finite-Lived Intangible Assets Amortization Expense [Table Text Block]
Year Ending December 31:
(in thousands)
2023 (nine months)	$1,521
2024	1,961
2025	1,573
2026	1,163
2027	1,136
Thereafter	3,494
Total intangible assets subject to amortization	$10,848

Year Ending December 31:	(in thousands)
2023	$1,981
2024	1,869
2025	1,480
2026	1,135
2027	1,132
Thereafter	3,482
Total intangible assets subject to amortization	$11,079

Schedule of Finite-Lived Intangible Assets [Table Text Block]
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average
			March 31,			December 31,	Life
			2023			2022
	(in thousands)						(in years)
Technology and software, net	7,129	(1,081)	6,048	6,842	(777)	6,065	6.8
Customer related assets, net	4,466	(294)	4,172	4,799	(477)	4,322	10.0
Content, net	838	(210)	628	830	(138)	692	3.0
Total	$12,433	$(1,585)	$10,848	$12,471	$(1,392)	$11,079	7.7

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Life
			December 31, 2022			December 31, 2021
	(in thousands)						(in years)
Technology and software, net	6,842	(777)	6,065	—	—	—	6.9
Customer related assets, net	4,799	(477)	4,322	—	—	—	9.4
Content, net	830	(138)	692	—	—	—	3.0
Total	$12,471	$(1,392)	$11,079	$—	$—	$—	7.6